Income Taxes	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Income Taxes
29.	INCOME TAXES

a)	Income tax expense
Details of income tax expense were as follows:

	Years ended
	January 31, 2024	January 31, 2023

Current income tax expense
Related to current year	$246.2	$345.0
Related to prior years	(1.6)	(11.0)
	244.6	334.0
Deferred income tax recovery
Temporary differences	(36.1)	(49.1)
Effect of income tax rate changes on deferred income taxes	(0.3)	(0.1)
Increase in valuation allowance	1.4	15.7
	(35.0)	(33.5)
Income tax expense	$209.6	$300.5
The reconciliation of income taxes computed at the Canadian statutory rates to income tax expense recorded was as follows:

	Years ended
	January 31, 2024		January 31, 2023

Income taxes calculated at statutory rates	$252.8	26.5%	$309.0	26.5%
Increase (decrease) resulting from:
Income tax rate differential of foreign subsidiaries	(2.9)		(1.8)
Effect of income tax rate changes on deferred income taxes	(0.3)		(0.1)
Increase in valuation allowance	1.4		15.7
Recognition of income taxes on foreign currency translation	(15.7)		(12.5)
Recognition of income taxes on inflation	(7.0)		(9.4)
Permanent differences	(0.6)		10.2
Recognition of tax incentives	(20.5)		(10.1)
Other	2.4		(0.5)
Income tax expense	$209.6		$300.5
The income tax statutory rate is 26.5% for the year ended January 31, 2024 and 2023. The income tax statutory rate is the Bombardier Recreational Products Inc. combined rate applicable in jurisdictions in which it operates.

b)	Deferred income taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred income tax assets (liabilities) were as follows, as at:

	January 31, 2024	January 31, 2023

Related to current assets and liabilities
Inventories	$77.5	$75.3
Income taxes and related receivables	(3.9)	(3.1)
Trade payables and accruals	18.7	16.3
Provisions	143.9	98.7
Other financial liabilities	5.1	13.2
Lease liabilities	12.6	10.8
Deferred revenues	21.9	18.4
Other financial asset	(15.4)	(15.8)
Other	(4.6)	(5.6)
	255.8	208.2
Related to non-current assets and liabilities
Property, plant and equipment	$(73.2)	$(71.5)
Intangible assets	(55.6)	(71.3)
Right-of-use assets	(47.5)	(43.1)
Provisions	33.2	26.7
Long-term debt	2.6	8.8
Lease liabilities	39.9	36.6
Deferred revenues	23.4	32.1
Employee future benefit liabilities	30.3	32.1
Other non-current liabilities	(6.9)	(7.7)
Other	12.6	2.4
	(41.2)	(54.9)
Related to non-capital losses carried forward	40.7	63.3
Related to capital losses carried forward	29.2	25.4
	284.5	242.0
Unrecognized tax benefits	(52.9)	(43.0)
Total	$231.6	$199.0
As at January 31, 2024,
non-capital
losses amounted to $162.1 million ($256.9 million as at January 31, 2023), of which $125.9 million ($220.3 million as at January 31, 2023) is available to reduce future federal taxable income in the United States and $36.2 million ($36.6 million as at January 31, 2023) is available to reduce future taxable income in other tax jurisdictions.

As at January 31, 2024, the balance of deductible capital losses amounted to $110.1 million ($95.9 million as at January 31, 2023) and are available to offset future taxable capital gains in Canada for an unlimited period of time.
As at January 31, 2024, the Company has $57.6 million in investment tax credits receivable, of which $50.3 million is refundable and $7.3 million is available to reduce future
income taxes in
the United States
(respectively $61.4 million, $51.0 million and $10.4 million as at January 31, 2023).
As at January 31, 2024 and 2023, deferred income taxes assets have been entirely recognized except for certain elements, consisting mainly of deductible capital losses carried forward, as the Canadian and Quebec taxation laws required those losses to be offset with available capital gains in order to be deductible.
In addition, deferred income taxes have not been provided for the undistributed earnings of foreign subsidiaries since either income taxes would not be applicable upon distribution of earnings or the Company determined that such earnings will be indefinitely reinvested. However, distribution in the form of dividends or otherwise from countries where earnings are indefinitely reinvested may be subject to income taxes.

c)	International Tax Reform – Pillar Two model rules
In December 2021, the Organisation for Economic Co-operation and Development published the Global Anti-Base Erosion Model Rules (“GloBE Rules”) designed to ensure that a multinational enterprise is subject to tax at an effective minimum tax rate of 15% calculated under the GloBE Rules regardless of the jurisdictions where it operates. The GloBE Rules have been enacted or are in process of being enacted into the domestic law of many jurisdictions where the Company operates. Based on a preliminary assessment, the Company’s financial results should not be materially impacted.